Schedule of Projected Benefit Obligation for the Period (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Retirement Benefits [Abstract]
PBO, beginning of period	$ 4,209,784
Service cost	392,171
Interest cost	11,412
Plan participation contributions	238,623
Actuarial (gains) / losses	(643,244)
Benefits paid through plan assets	229,285
Curtailments, settlements and special contractual termination benefits	(1,077,952)
Foreign currency exchange rate changes	(60,459)
PBO, end of period	3,299,621
Component representing future salary increases	(115,814)
Accumulated benefit obligation (“ABO”), end of period	$ 3,183,807